Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Jul. 19, 2018 USD ($) $ / shares shares	Jun. 22, 2018 USD ($) $ / shares shares	Mar. 16, 2018 USD ($) [1]	Oct. 13, 2017 USD ($) $ / shares shares	Jan. 30, 2017 USD ($) $ / shares shares	May 25, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	May 17, 2018 $ / shares shares	Mar. 16, 2018 SFr / shares shares
Disclosure of classes of share capital [Line Items]
Share capital							$ 3,420	$ 2,864
Number of shares issued and fully paid | shares								36,342,945	21,938,397
Treasury non-voting shares | shares							1,602,601	10,183
Issuance Of Issuance Of Non Vested Non Voting Shares Fully Paid | shares							430,625	778,134
Nominal value per share of non-voting shares | $ / shares								$ 0.0769
Nominal value per share of non-voting shares | $ / shares				$ 0.0769
Proceeds from issue of common shares				$ 60,000
Share issue related cost			$ 11	$ 3,700			$ 6,160	$ 11,964	$ 33
Issuance of shares | shares				7,500,000							3,499,990
Par value per share | (per share)				$ 8.00							SFr 0.0769
Share issue related cost			$ 11	$ 3,700			$ 6,160	$ 11,964	$ 33
2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [Line Items]
Nominal value per share of non-voting shares | $ / shares							$ 0.0769
Issuance of shares | shares								347,509	454,548
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Share capital							$ 3,400	$ 2,900
Number of shares issued and fully paid | shares							43,443,911	36,342,945	2,215,434
IPO [Member]
Disclosure of classes of share capital [Line Items]
Issuance of shares - IPO | shares					6,450,000
Par value per share | $ / shares					$ 15.00
Nominal value per share of non-voting shares | $ / shares					$ 0.0769
Proceeds from issue of common shares	$ 4,700				$ 96,800
Share issue related cost	300				8,200
Share issue related cost	$ 300				$ 8,200
Number of shares issued | shares	306,721
Share price | $ / shares	$ 15.39
IPO [Member] | Underwritten public offering [Member]
Disclosure of classes of share capital [Line Items]
Proceeds from issue of common shares		$ 712,500,000
Share issue related cost		73,100
Share issue related cost		$ 73,100
Number of shares issued | shares		4,750,000
Share price | $ / shares		$ 15.39
IPO [Member] | Follow-on offering [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares		712,500
IPO [Member] | Green-shoe [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares	712,500
IPO [Member] | Treasury Shares [Member]
Disclosure of classes of share capital [Line Items]
Share issue related cost						$ 600
Share issue related cost						$ 600
Number of shares issued | shares						600,000				1,000,851
Share price | $ / shares						$ 12.50				$ 12.50
Proceeds from sale of treasury shares						$ 20,000

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